Shareholder Report, Line Graph (Details) 74200164900_Putnam Global Income Trust_Class R5_TSR Annual {Class R5} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name											Class R5
Accumulated Value	$ 10,795	$ 9,747	$ 9,572	$ 11,800	$ 12,055	$ 11,715	$ 10,644	$ 10,837	$ 10,350	$ 10,000	$ 11,403
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	$ 10,554	$ 9,635	$ 9,472	$ 11,957	$ 12,108	$ 11,462	$ 10,464	$ 10,683	$ 10,559	$ 10,000	$ 11,154